Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
OPERATING REVENUES	$ 748.1	$ 683.1
COST OF SALES
Mining and processing	312.6	339.0
Royalties (note 19)	10.2	17.4
COVID costs	6.5	0.0
Amortization	152.7	165.0
Cost of sales	482.0	521.4
EXPENSES
Exploration	7.2	6.7
Corporate and administrative	21.0	19.8
Share-based compensation (note 11)	10.3	9.2
Total expenses	520.5	557.1
EARNINGS FROM OPERATIONS	227.6	126.0
Finance expense	(4.3)	(2.5)
Foreign exchange loss	(1.4)	0.3
Other (loss) gain (note 12)	(3.7)	5.1
EARNINGS BEFORE INCOME TAXES	218.2	128.9
INCOME TAXES (note 10)
Current income tax expense	(30.1)	(12.7)
Deferred income tax expense	(43.9)	(20.1)
NET EARNINGS	144.2	96.1
Items that may be subsequently reclassified to net earnings:
Unrealized gain on currency hedging instruments, net of taxes	1.1	6.0
Unrealized gain on fuel hedging instruments, net of taxes	0.1	0.5
Items that will not be reclassified to net earnings:
Unrealized gain on equity securities, net of taxes	23.8	2.5
Total other comprehensive income	25.0	9.0
COMPREHENSIVE INCOME	$ 169.2	$ 105.1
EARNINGS PER SHARE (note 11)
- basic (usd per share)	$ 0.37	$ 0.25
- diluted (usd per share)	$ 0.37	$ 0.24
Weighted average number of common shares outstanding (000's)
- basic (in shares)	391,675	390,160
- diluted (in shares)	394,862	393,427